Portfolio of Investments
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Agency 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2001-20H Class 1
08/01/2021	6.340%	1,821	1,857
Total Asset-Backed Securities — Agency (Cost $1,821)			1,857

Asset-Backed Securities — Non-Agency 6.5%

Apidos CLO XXVIII(a),(b)
Series 2017-28A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 01/20/2031	3.519%	4,125,000	3,539,139
Avant Loans Funding Trust(a)
Subordinated Series 2018-B Class B
07/15/2022	4.110%	5,430,000	5,478,587
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-1A Class BR
3-month USD LIBOR + 2.350% 08/14/2030	4.054%	1,900,000	1,643,832
Series 2013-3A Class BR
3-month USD LIBOR + 1.700% 10/15/2030	3.531%	2,750,000	2,321,685
Series 2013-4A Class BRR
3-month USD LIBOR + 1.420% Floor 1.420% 01/15/2031	3.251%	6,500,000	5,733,682
Conn’s Receivables Funding LLC(a)
Series 2019-B Class A
06/17/2024	2.660%	4,096,045	3,935,075
LendingClub Receivables Trust(a)
Series 2019-5 Class A
12/15/2045	3.750%	4,931,963	4,874,820
Madison Park Funding Ltd.(a),(b)
Series 2015-18A Class CR
3-month USD LIBOR + 1.950% 10/21/2030	3.769%	6,000,000	5,124,864
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	9.052%	2,000,000	1,227,130
OZLM Funding Ltd.(a),(b)
Series 2012-1A Class DR2
3-month USD LIBOR + 6.670% 07/22/2029	8.472%	3,000,000	1,859,235
OZLM XI Ltd.(a),(b)
Series 2015-11A Class A2R
3-month USD LIBOR + 1.750% 10/30/2030	3.520%	3,000,000	2,623,890
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Selection Trust(a)
Series 2019-3 Class A
11/16/2026	3.821%	4,182,597	3,885,180
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class B
06/17/2024	3.900%	309,442	309,440
Series 2019-3A Class B
07/15/2025	3.590%	2,000,000	1,936,057
Subordinated Series 2017-1A Class C
06/15/2023	5.800%	1,317,858	1,280,165
Subordinated Series 2017-2A Class C
09/15/2023	5.370%	1,906,452	1,867,800
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2030	3.231%	3,750,000	3,460,800
SCF Equipment Leasing LLC(a)
Series 2017-2A Class A
12/20/2023	3.410%	1,947,795	1,909,986
SoFi Consumer Loan Program Trust(a)
Series 2018-3 Class B
08/25/2027	4.020%	4,500,000	4,412,129
SoFi Professional Loan Program LLC(a),(c),(d),(e),(f)
Series 2015-D Class RC
10/26/2037	0.000%	3	700,000
Series 2016-A Class RIO
01/25/2038	0.000%	3	312,000
Series 2016-A Class RPO
01/25/2038	0.000%	4	1,056,000
SoFi Professional Loan Program LLC(a),(d),(e),(f)
Series 2017-A Class R
03/26/2040	0.000%	30,000	1,131,000
Sounds Point IV-R CLO Ltd.(a),(b)
Series 2013-3RA Class B
3-month USD LIBOR + 1.750% Floor 1.750% 04/18/2031	3.569%	5,000,000	4,268,460
Total Asset-Backed Securities — Non-Agency (Cost $75,898,456)			64,890,956

Commercial Mortgage-Backed Securities - Agency 6.9%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K063 Class A2
01/25/2027	3.430%	4,395,000	4,921,977
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(g)
Series 2017-M15 Class ATS2
11/25/2027	3.136%	7,000,000	7,396,959
Series 2018-M7 Class A2
03/25/2028	3.052%	25,000,000	27,287,725
Federal National Mortgage Association
Series 2017-T1 Class A
06/25/2027	2.898%	3,991,669	3,618,817
FRESB Mortgage Trust(g)
Series 2018-SB45 Class A10F
11/25/2027	3.160%	6,253,604	6,674,440
Government National Mortgage Association
Series 2017-190 Class AD
03/16/2060	2.600%	3,437,578	3,493,139
Government National Mortgage Association(g),(h)
Series 2019-102 Class IB
03/16/2060	0.914%	14,131,423	1,125,453
Series 2019-109 Class IO
04/16/2060	0.835%	24,810,194	1,693,417
Series 2019-118 Class IO
06/16/2061	0.845%	29,879,839	2,021,795
Series 2019-131 Class IO
07/16/2061	0.931%	23,881,639	1,757,256
Series 2019-134 Class IO
08/16/2061	0.887%	17,916,425	1,320,236
Series 2019-139 Class IO
11/16/2061	0.798%	19,920,552	1,341,416
Series 2019-154 Class IO
09/16/2061	0.888%	19,935,520	1,576,300
Series 2020-19 Class IO
12/16/2061	1.012%	18,982,949	1,669,212
Series 2020-27 Class IO
03/16/2062	0.904%	21,975,840	1,676,658
Series 2020-3 Class IO
02/16/2062	0.951%	19,961,282	1,700,035
Total Commercial Mortgage-Backed Securities - Agency (Cost $65,999,236)			69,274,835

Commercial Mortgage-Backed Securities - Non-Agency 4.8%

Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	2.505%	3,500,000	2,710,278
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class D
1-month USD LIBOR + 2.250% Floor 2.100% 11/15/2036	2.955%	8,000,000	5,760,000
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	3,120,000	2,533,584
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	4,200,000	3,069,389
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	1,000,000	711,407
Hilton U.S.A. Trust(a),(g)
Series 2016-HHV Class F
11/05/2038	4.194%	7,500,000	5,135,316
Hilton U.S.A. Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	1,000,000	869,970
Subordinated Series 2016-SFP Class F
11/05/2035	6.155%	2,000,000	1,580,510
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2011-C3 Class A4
02/15/2046	4.717%	149,077	149,865
Morgan Stanley Capital I Trust(a)
Series 2019-MEAD Class D
11/10/2036	3.177%	2,917,500	2,431,157
Progress Residential Trust(a)
Series 2017-SFR1 Class E
08/17/2034	4.261%	2,000,000	1,706,256
Series 2018-SF3 Class B
10/17/2035	4.079%	8,500,000	8,250,057
Series 2020-SFR1 Class E
04/17/2037	3.032%	4,000,000	3,239,901
Subordinated Series 2019-SFR2 Class E
05/17/2036	4.142%	6,000,000	5,406,835
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 02/15/2032	2.205%	2,500,000	2,155,350
Series 2018-NYCH Class D
1-month USD LIBOR + 2.100% Floor 2.100% 02/15/2032	2.805%	3,050,000	2,572,476
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $57,125,004)			48,282,351

2	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency 91.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
06/01/2021- 04/01/2047	3.500%	72,019,434	77,141,824
03/01/2022	6.000%	994	1,099
10/01/2023- 10/01/2040	5.000%	5,035,714	5,589,925
08/01/2041- 06/01/2048	4.500%	18,724,594	20,255,320
10/01/2041- 03/01/2046	4.000%	44,785,717	48,422,815
11/01/2042	3.000%	11,746,665	12,440,985
Federal Home Loan Mortgage Corp.(b)
12-month USD LIBOR + 1.617% Cap 11.014% 01/01/2037	3.660%	61,490	61,766
12-month USD LIBOR + 1.910% Cap 10.450% 09/01/2037	4.357%	63,158	65,255
Federal Home Loan Mortgage Corp.(b),(h)
CMO Series 264 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 07/15/2042	5.245%	9,476,598	1,680,352
CMO Series 318 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 11/15/2043	5.245%	14,908,390	3,442,775
CMO Series 4083 Class CS
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 12/15/2038	5.945%	2,458,617	120,733
CMO Series 4174 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/15/2039	5.495%	6,246,759	456,198
CMO Series 4183 Class AS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 04/15/2039	5.445%	3,313,531	247,472
CMO Series 4223 Class DS
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/15/2038	5.395%	1,793,692	100,527
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4286 Class NS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 12/15/2043	5.195%	4,783,722	893,734
CMO Series 4594 Class SA
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 06/15/2046	5.245%	12,315,374	2,355,039
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	5.265%	4,680,846	860,862
CMO STRIPS Series 326 Class S1
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 03/15/2044	5.295%	2,276,575	373,001
Federal Home Loan Mortgage Corp.(h)
CMO Series 266
07/15/2042	4.000%	5,402,956	624,832
CMO Series 267
08/15/2042	4.000%	4,528,756	555,673
CMO Series 4120 Class AI
11/15/2039	3.500%	2,730,561	157,435
CMO Series 4121 Class IA
01/15/2041	3.500%	3,062,188	136,683
CMO Series 4122 Class JI
12/15/2040	4.000%	3,935,386	290,117
CMO Series 4139 Class CI
05/15/2042	3.500%	2,165,987	253,167
CMO Series 4147 Class CI
01/15/2041	3.500%	7,265,843	662,860
CMO Series 4148 Class BI
02/15/2041	4.000%	2,141,065	170,996
CMO Series 4177 Class IY
03/15/2043	4.000%	9,289,508	1,495,395
CMO Series 4182 Class DI
05/15/2039	3.500%	7,044,542	335,782
CMO Series 4213 Class DI
06/15/2038	3.500%	5,751,260	243,788
Federal Home Loan Mortgage Corp.(g),(h)
CMO Series 4068 Class GI
09/15/2036	2.310%	3,937,390	212,607

Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
02/01/2022- 12/01/2037	5.000%	11,411,132	12,667,084
08/01/2022	6.000%	505	559
09/01/2023- 11/01/2023	5.500%	1,176,506	1,248,953
03/01/2027- 03/01/2028	2.500%	16,104,581	16,746,058
03/01/2027- 07/01/2048	3.500%	146,564,359	156,316,598
05/01/2027- 11/01/2042	3.000%	29,535,015	31,127,341
11/01/2043- 06/01/2048	4.000%	44,578,164	48,106,805
08/01/2047	4.500%	5,888,376	6,366,250
CMO Series 2017-72 Class B
09/25/2047	3.000%	6,346,645	6,756,420
Series 6008 Class GEO
07/01/2049	3.500%	18,082,593	19,121,485
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.383% Floor 1.383%, Cap 9.383% 02/01/2033	3.258%	15,885	16,101
6-month USD LIBOR + 1.413% Floor 1.413%, Cap 10.038% 07/01/2033	3.413%	2,999	3,019
12-month USD LIBOR + 1.715% Floor 1.715%, Cap 9.167% 12/01/2033	3.715%	2,684	2,815
12-month USD LIBOR + 1.588% Floor 1.588%, Cap 9.160% 06/01/2034	4.463%	19,205	19,342
Federal National Mortgage Association(i)
05/01/2039	4.500%	3,513,864	3,863,232
Federal National Mortgage Association(j)
02/01/2048	4.000%	25,418,936	27,476,995
Federal National Mortgage Association(g)
CMO Series 2003-W11 Class A1
06/25/2033	4.959%	711	744
Federal National Mortgage Association(g),(h)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	3,619,363	4
Federal National Mortgage Association(h)
CMO Series 2012-118 Class BI
12/25/2039	3.500%	7,842,388	507,225
CMO Series 2012-121 Class GI
08/25/2039	3.500%	4,234,102	145,860
CMO Series 2012-129 Class IC
01/25/2041	3.500%	5,054,974	476,771
CMO Series 2012-133 Class EI
07/25/2031	3.500%	1,521,527	104,390
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-134 Class AI
07/25/2040	3.500%	7,668,223	620,625
CMO Series 2012-144 Class HI
07/25/2042	3.500%	1,964,073	232,373
CMO Series 2012-40 Class IP
09/25/2040	4.000%	8,125,658	641,435
CMO Series 2013-1 Class AI
02/25/2043	3.500%	2,297,819	408,880
CMO Series 2013-1 Class BI
02/25/2040	3.500%	5,231,140	326,437
CMO Series 2013-10 Class AI
11/25/2041	3.500%	8,115,874	684,281
CMO Series 2013-16
01/25/2040	3.500%	4,813,935	211,100
CMO Series 2013-41 Class IY
05/25/2040	3.500%	9,775,474	618,480
CMO Series 2013-6 Class MI
02/25/2040	3.500%	5,027,143	260,884
Federal National Mortgage Association(b),(h)
CMO Series 2012-80 Class DS
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 06/25/2039	5.703%	1,545,183	111,470
CMO Series 2012-99 Class SL
-1.0 x 1-month USD LIBOR + 6.620% Cap 6.620% 09/25/2042	5.673%	8,584,660	2,108,512
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	5.203%	4,976,079	820,974
CMO Series 2016-37 Class SA
-1.0 x 1-month USD LIBOR + 5.850% Cap 5.850% 06/25/2046	4.903%	6,327,820	1,310,416
CMO Series 2016-42 Class SB
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 07/25/2046	5.053%	14,983,294	3,224,877
CMO Series 2017-3 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/25/2047	5.053%	11,544,487	2,298,199

4	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-51 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	5.203%	13,590,663	2,891,279
CMO Series 2017-72 Class S
-1.0 x 1-month USD LIBOR + 3.950% Cap 2.750% 09/25/2047	2.750%	43,586,512	3,845,067
CMO Series 2017-90 Class SP
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/25/2047	5.203%	6,722,622	1,528,443
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	5.103%	11,594,981	2,153,161
CMO Series 2019-34 Class SM
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	5.103%	18,421,645	3,808,835
Government National Mortgage Association
08/20/2040	5.000%	3,986,677	4,410,292
07/20/2041- 04/20/2048	4.500%	25,994,472	28,005,676
08/20/2049	3.500%	33,843,088	35,667,850
Government National Mortgage Association(h)
CMO Series 2012-121 Class PI
09/16/2042	4.500%	3,471,394	576,522
CMO Series 2012-129 Class AI
08/20/2037	3.000%	3,377,008	160,230
CMO Series 2014-131 Class EI
09/16/2039	4.000%	4,835,274	429,641
CMO Series 2019-129 Class AI
10/20/2049	3.500%	12,787,085	1,793,055
Government National Mortgage Association(b),(h)
CMO Series 2014-131 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/16/2044	5.495%	2,983,615	834,003
CMO Series 2017-101 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2047	5.427%	6,496,727	1,190,139
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-170 Class QS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	5.427%	7,719,999	1,649,727
CMO Series 2018-1 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	5.427%	6,032,709	1,147,852
CMO Series 2018-105 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	5.427%	8,622,078	1,267,346
CMO Series 2018-139 Class KS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2048	5.377%	10,941,014	2,468,904
CMO Series 2018-155 Class LS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	5.377%	9,768,905	1,790,479
CMO Series 2018-21 Class WS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 02/20/2048	5.427%	7,802,268	1,752,535
CMO Series 2018-40 Class SC
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 03/20/2048	5.427%	4,857,386	1,061,044
CMO Series 2018-63 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 04/20/2048	5.427%	5,874,212	1,323,620
CMO Series 2018-94 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	5.427%	8,760,185	1,891,724
CMO Series 2018-97 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	5.427%	8,332,265	1,840,311

Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-23 Class SQ
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	5.277%	9,057,061	1,724,290
CMO Series 2019-43 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/20/2049	5.327%	14,706,378	2,642,343
CMO Series 2019-45 Class SE
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 04/20/2049	5.227%	12,942,054	2,196,714
CMO Series 2019-52 Class AS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 04/16/2049	5.345%	13,069,868	3,198,722
CMO Series 2019-92 Class SD
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/20/2049	5.327%	9,498,761	2,070,123
Government National Mortgage Association TBA(k)
04/21/2050	3.000%	35,000,000	36,997,461
04/21/2050	3.500%	15,000,000	15,809,871
Uniform Mortgage-Backed Security TBA(k)
04/20/2035- 04/15/2050	2.500%	70,000,000	72,561,719
04/15/2050	3.000%	25,000,000	26,208,008
04/15/2050	3.500%	17,000,000	17,965,966
04/15/2050	4.000%	61,000,000	65,051,434
04/15/2050	4.500%	35,000,000	37,661,914
Total Residential Mortgage-Backed Securities - Agency (Cost $894,089,681)			912,178,311

Residential Mortgage-Backed Securities - Non-Agency 10.3%

American Mortgage Trust(d),(e),(g)
CMO Series 2093-3 Class 3A
07/27/2023	8.188%	239	145
Angel Oak Mortgage Trust I LLC(a),(g)
CMO Series 2017-2 Class M1
07/25/2047	3.737%	5,700,000	5,091,428
Angel Oak Mortgage Trust LLC(a),(g)
CMO Series 2017-3 Class M1
11/25/2047	3.900%	2,500,000	2,280,304
ASG Resecuritization Trust(a),(g)
CMO Series 2013-2 Class 2A70
11/28/2035	3.841%	208,476	206,425
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BCAP LLC Trust(a),(g)
CMO Series 2013-RR5 Class 4A1
09/26/2036	3.000%	398,140	387,308
Bellemeade Re Ltd.(a),(b)
CMO Series 2017-1 Class M1
1-month USD LIBOR + 1.700% 10/25/2027	4.130%	443,628	442,881
CMO Series 2018-2A Class M1B
1-month USD LIBOR + 1.350% 08/25/2028	2.297%	5,054,651	4,696,328
CMO Series 2018-2A Class M1C
1-month USD LIBOR + 1.600% 08/25/2028	2.547%	4,157,000	3,535,536
CMO Series 2018-3A Class M1B
1-month USD LIBOR + 1.850% Floor 1.850% 10/25/2027	2.797%	7,886,517	7,839,768
Citigroup Mortgage Loan Trust, Inc.(a),(g)
CMO Series 2014-A Class B2
01/25/2035	5.496%	1,857,376	1,865,715
CMO Series 2014-C Class A
02/25/2054	3.250%	322,044	303,466
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B2
01/25/2053	4.250%	3,380,525	3,377,981
Credit Suisse Mortgage Capital Certificates(a),(g)
CMO Series 2013-7R Class 3A1
02/26/2035	3.534%	1,030	1,027
CMO Series 2014-2R Class 17A2
04/27/2037	4.089%	1,199,699	1,186,033
Ellington Financial Mortgage Trust(a),(g)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	1,200,000	1,015,099
GCAT Trust(a),(g)
CMO Series 2019-NQM2 Class A3
09/25/2059	3.162%	1,780,549	1,810,918
Homeward Opportunities Fund I Trust(a),(d),(e)
CMO Series 2018-2 Class M1
11/25/2058	4.747%	3,875,000	4,021,452
Homeward Opportunities Fund I Trust(a),(g)
CMO Series 2019-3 Class M1
11/25/2059	3.518%	3,100,000	2,458,507
New Residential Mortgage Loan Trust(a),(g),(h)
CMO Series 2014-1A Class AIO
01/25/2054	2.317%	19,414,927	668,998
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class C
01/25/2023	3.981%	2,217,875	2,213,011

6	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2018-PLS2 Class B
02/25/2023	3.709%	2,902,597	2,898,434
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	3.613%	5,779,420	4,500,893
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	3.797%	10,000,000	9,171,696
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	3.597%	8,000,000	7,366,864
PRPM LLC(a),(g)
CMO Series 2020-1A Class A1
02/25/2025	2.981%	13,512,353	11,878,673
Radnor Re Ltd.(a),(b)
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% Floor 1.450% 02/25/2030	3.110%	3,750,000	3,319,216
Radnor RE Ltd.(a),(b)
CMO Series 2019-2 Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 06/25/2029	2.697%	3,000,000	2,731,909
RBSSP Resecuritization Trust(a),(g)
CMO Series 2012-1 Class 5A2
12/27/2035	3.911%	1,486,365	1,454,310
RCO V Mortgage LLC(a),(g)
CMO Series 2019-2 Class A1
11/25/2024	3.475%	8,510,258	8,087,427
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Toorak Mortgage Corp., Ltd.(a),(g)
CMO Series 2018-1 Class A1
08/25/2021	4.336%	5,800,000	5,060,894
Vericrest Opportunity Loan Trust LXXXVIII LLC(a),(g)
CMO Series 2020-NPL4 Class A1
03/25/2050	2.981%	2,456,358	2,144,234
Verus Securitization Trust(a),(g)
CMO Series 2018-INV1 Class A2
03/25/2058	3.849%	679,972	657,193
CMO Series 2018-INV1 Class A3
03/25/2058	4.052%	889,193	857,289
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $110,960,891)			103,531,362

Options Purchased Calls 2.1%
Value ($)
(Cost $3,291,000)	21,361,554

Options Purchased Puts 0.0%

(Cost $1,475,500)	39,778

Money Market Funds 7.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(l),(m)	74,662,512	74,625,180
Total Money Market Funds (Cost $74,663,794)		74,625,180
Total Investments in Securities (Cost: $1,283,505,383)		1,294,186,184
Other Assets & Liabilities, Net		(292,348,503)
Net Assets		1,001,837,681

At March 31, 2020, securities and/or cash totaling $16,126,351 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	22	06/2020	USD	4,848,422	86,581	—
U.S. Treasury 5-Year Note	49	06/2020	USD	6,142,609	224,623	—
Total					311,204	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2020 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(14)	06/2020	USD	(2,506,875)	—	(225,217)
U.S. Treasury 10-Year Note	(1,374)	06/2020	USD	(190,556,625)	—	(1,672,574)
Total					—	(1,897,791)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	150,000,000	150,000,000	1.50	07/24/2020	1,695,000	11,866,590
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	120,000,000	120,000,000	1.50	07/28/2020	1,596,000	9,494,964
Total							3,291,000	21,361,554

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	115,000,000	115,000,000	2.00	07/10/2020	977,500	26,140
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	60,000,000	60,000,000	2.00	07/10/2020	498,000	13,638
Total							1,475,500	39,778

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(34,000,000)	(34,000,000)	1.30	5/21/2020	(340,000)	(2,016,064)
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	(34,000,000)	(34,000,000)	1.30	5/21/2020	(306,000)	(2,016,064)
3-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	(150,000,000)	(150,000,000)	1.30	5/18/2020	(495,000)	(4,059,960)
3-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	(110,000,000)	(110,000,000)	1.15	5/26/2020	(462,000)	(2,505,976)
Total							(1,603,000)	(10,598,064)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	800,000	210,392	(467)	49,606	—	160,319	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	USD	6,000,000	1,828,572	(3,500)	314,877	—	1,510,195	—
Total							2,038,964	(3,967)	364,483	—	1,670,514	—

8	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2020 (Unaudited)
Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	8.599	USD	10,000,000	(3,047,620)	5,833	—	(2,039,575)	—	(1,002,212)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	9.297	USD	2,500,000	(471,092)	1,458	—	(148,916)	—	(320,718)
Total								(3,518,712)	7,291	—	(2,188,491)	—	(1,322,930)

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 33	Morgan Stanley	12/20/2024	5.000	Quarterly	6.636	USD	5,252,800	18,472	—	—	18,472	—
Markit CDX North America High Yield Index, Series 33	Morgan Stanley	12/20/2024	5.000	Quarterly	6.636	USD	14,224,700	(348,255)	—	—	—	(348,255)
Markit CDX North America High Yield Index, Series 34	Morgan Stanley	06/20/2025	5.000	Quarterly	6.541	USD	10,000,000	(35,502)	—	—	—	(35,502)
Total								(365,285)	—	—	18,472	(383,757)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2020, the total value of these securities amounted to $216,704,524, which represents 21.63% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2020.
(c)	Represents shares owned in the residual interest of an asset-backed securitization.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2020, the total value of these securities amounted to $7,220,597, which represents 0.72% of total net assets.
(e)	Valuation based on significant unobservable inputs.
(f)	Zero coupon bond.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2020.
(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(j)	Represents a security purchased on a forward commitment basis.
(k)	Represents a security purchased on a when-issued basis.
(l)	The rate shown is the seven-day current annualized yield at March 31, 2020.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(m)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	42,307,885	107,541,705	(75,187,078)	74,662,512	1,289	(36,559)	137,876	74,625,180
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2020